Share-Based Compensation - Schedule of fair value assumptions (Detail)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.78%	2.38%
Risk-free interest rate, maximum	2.25%	2.97%
Expected volatility, minimum	74.69%	74.79%
Expected volatility, maximum	75.73%	75.11%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, in years	5 years 9 months	6 years 14 days
Expected dividend yield	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, in years	6 years 1 month 9 days	6 years 25 days
Expected dividend yield	0.00%	0.00%